Related parties (Schedule of Controlling Interests) (Details) - shares	Dec. 31, 2022	Dec. 31, 2021	Jan. 16, 2020
Disclosure of classes of share capital [line items]
Number of shares issued	57,621,998	60,238,026
Percentage of voting equity interests acquired	100.00%		100.00%
James F. Park [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	8,817,251
Percentage of voting equity interests acquired	15.30%
Compass Group LLC [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	7,525,160
Percentage of voting equity interests acquired	13.06%
Gerald O'Shaughnessy [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	5,545,080
Percentage of voting equity interests acquired	9.62%
Renaissance Technologies LLC
Disclosure of classes of share capital [line items]
Number of shares issued	3,106,263
Percentage of voting equity interests acquired	5.39%
Other shareholders [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	32,628,244
Percentage of voting equity interests acquired	56.62%